Shareholders' Equity and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Fair Value of Stock Options Estimated on Grant Date Using Assumptions

The fair value of stock options is estimated on the grant date using the Black-Scholes option pricing model using the following assumptions:

	Year Ended December 31, 2015
	Range	Weighted-Average
Expected volatility	26.14% to 35.55%
Dividend yield	0.00%
Risk-free interest rate	1.49% to 2.14%
Expected term (in years)	5.50 to 7.50
Weighted-average fair value at grant date		$3.57

	Year Ended December 31, 2016
	Range	Weighted-Average
Expected volatility	25.68% to 33.88%
Dividend yield	0.00%
Risk-free interest rate	1.15% to 1.65%
Expected term (in years)	5.50 to 7.50
Weighted-average fair value at grant date		$3.56

	Year Ended December 31, 2017
	Range	Weighted-Average
Expected volatility	24.12% to 26.04%
Dividend yield	1.30%
Risk-free interest rate	1.91% to 2.04%
Expected term (in years)	5.25 to 7.00
Weighted-average fair value at grant date		$5.53

Schedule of Stock Option Activity

Stock option activity for the year ended December 31, 2017, was as follows:

		Weighted-Average
	Number of Options	Exercise Price per Option	Remaining Contractual Term	Aggregate Intrinsic Value
(share data in thousands)			(years)	(millions)
Outstanding at December 31, 2016	7,157	$10.91
Granted	45	22.66
Exercised	(402)	13.15
Forfeited	(247)	12.04
Outstanding at December 31, 2017	6,553	$10.82	5.91	$62.5
Exercisable at December 31, 2017	4,686	$10.64	5.80	$45.5

Schedule of Information Regarding Fully Vested and Expected to Vest Stock Options

Information regarding fully vested and expected to vest stock options as of December 31, 2017 is as follows:

Weighted Average Exercise Price	Number of Options	Weighted Average Remaining Contractual Life
$8.00	3,309	5.78
$10.40	240	6.92
$12.00	1,602	5.89
$13.03	8	8.12
$16.00	1,342	5.93
$22.66	44	9.73
$10.82	6,545	5.91

Schedule of Restricted Stock Units Activity

The Company’s summary of RSU activity under the 2017 Plan was as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per Share
Unvested balance, December 31, 2016	-	$-
Granted	105	22.02
Forfeited	(2)	21.32
Unvested balance, December 31, 2017	103	$22.03